Events after the reporting date	12 Months Ended
Dec. 31, 2017
Events after the reporting date [Abstract]
Events after the reporting date
Note 17 - Events after the reporting date

Restricted Shares

In February 2018, for the year 2017, a total of 567,000 shares of restricted stock were awarded to management and the board of directors pursuant to the Plan, of which 264,000 shares vested in February 2018 and 91,000 shares will vest in February 2019.  The remaining 212,000 shares will vest subject to certain market conditions prior to February 8, 2021.  The above vesting is subject to continued employment or office, as applicable, as of the relevant vesting date.  The estimated fair value at grant date was equal to the share price at grant date for 355,000 shares and $1.68 per share for 212,000 shares.

Dividend

On February 6, 2018, DHT announced that it would pay a dividend of $0.02 per common share on February 28, 2018, to shareholders of record as of February 20, 2018.  This resulted in a total dividend payment of $2.8 million.

Approval of financial statements

The financial statements were approved by the board of directors on April 17, 2018, and authorized for issue.

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